Post-employment Benefits - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Post-employment Benefits
Actuarial assumption of retirement age	65 years	65 years
Discount rate (as a percent)	7.02%	8.37%
Salary scale (as a percent)	5.00%	5.20%
Inflation rate (as a percent)	3.50%	3.70%